Net interest income	6 Months Ended
Mar. 31, 2020
Net interest income
Net interest income

Note 3. Net interest income[1]

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Interest income
Calculated using the effective interest rate method
Cash and balances with central banks	114	141	193	(19)	(41)
Collateral paid	69	99	102	(30)	(32)
Investment securities	881	961	958	(8)	(8)
Loans	13,336	14,679	15,350	(9)	(13)
Other financial assets	12	20	15	(40)	(20)
Total interest income calculated using the effective interest rate method	14,412	15,900	16,618	(9)	(13)
Other
Net ineffectiveness on qualifying hedges	35	21	7	67	large
Trading securities and financial assets measured at FVIS	234	328	334	(29)	(30)
Loans	3	5	9	(40)	(67)
Total other	272	354	350	(23)	(22)
Total interest income	14,684	16,254	16,968	(10)	(13)
Interest expense
Calculated using the effective interest rate method
Collateral received	(19)	(37)	(20)	(49)	(5)
Deposits and other borrowings	(2,860)	(3,843)	(4,124)	(26)	(31)
Debt issues	(1,829)	(2,407)	(2,299)	(24)	(20)
Loan capital	(430)	(390)	(386)	10	11
Other financial liabilities	(87)	(131)	(143)	(34)	(39)
Total interest expense calculated using the effective interest rate method	(5,225)	(6,808)	(6,972)	(23)	(25)
Other
Deposits and other borrowings	(295)	(427)	(551)	(31)	(46)
Trading liabilities[2]	177	(27)	(888)	large	large
Debt issues	(68)	(110)	(53)	(38)	28
Bank Levy	(196)	(198)	(193)	(1)	2
Other interest expense[3]	(77)	(40)	(48)	93	60
Total other	(459)	(802)	(1,733)	(43)	(74)
Total interest expense	(5,684)	(7,610)	(8,705)	(25)	(35)
Net interest income	9,000	8,644	8,263	4	9
1.

Interest income includes items relating to estimated customer refunds, payments, associated costs and litigation, recognised as a reduction of interest income of $132 million (Second Half 2019: $146 million;  First Half 2019: $226 million).

2.	Includes net impact of Treasury balance sheet management activities.
3.

Included in other interest expense for 31 March 2020 is $32 million interest expense on lease liabilities due to the adoption of AASB 16 by the Group from 1 October 2019. Comparatives have not been restated. Refer to Note 1 for further details.